OTHER EXPENSES - OTHER OPERATING (INCOME) EXPENSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Change in provisions	$ 12.9	$ (26.6)
Write-down of other assets	25.6	13.4
Gain on sale of subsidiaries (Note 6)	(73.7)	0.0
Gain on sale of assets	7.2	2.9
Mark-to-market (gain) loss on deferred share compensation	(3.6)	(5.2)
Net mark-to-market loss on investments	0.0	(1.7)
Legal expenses	9.8	2.5
Reorganization costs	10.1	4.8
Other expenses	2.3	33.5
Other expenses (income), net	(9.3)	$ 23.6	[1]
El Peñón
Disclosure of detailed information about business combination [line items]
Change in provisions	9.4
Mineração Riacho dos Machados Ltda
Disclosure of detailed information about business combination [line items]
Other expenses	$ 5.1

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.